Average Annual Total Returns			2 Months Ended		4 Months Ended	7 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended	28 Months Ended	47 Months Ended	59 Months Ended	60 Months Ended		65 Months Ended	74 Months Ended	79 Months Ended	84 Months Ended	86 Months Ended	97 Months Ended	104 Months Ended	106 Months Ended	109 Months Ended		110 Months Ended	114 Months Ended		120 Months Ended		122 Months Ended	145 Months Ended	151 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Amplify AI Powered Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent							13.80%								5.75%						9.40%
Performance Inception Date		Oct. 17, 2017
Amplify AI Powered Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent							13.69%								5.50%						8.73%
Amplify AI Powered Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent							8.25%								4.42%						7.27%
Amplify Bloomberg AI Value Chain ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							39.42%								5.48%									11.18%
Performance Inception Date		Mar. 08, 2016
Amplify Bloomberg AI Value Chain ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							39.34%								5.46%									11.05%
Amplify Bloomberg AI Value Chain ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							23.35%								4.27%									9.24%
Amplify Travel Tech ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							(3.05%)							(2.96%)	(4.07%)
Performance Inception Date		Feb. 12, 2020
Amplify Travel Tech ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							(3.05%)							(2.97%)	(4.08%)
Amplify Travel Tech ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							(1.81%)							(2.21%)	(3.03%)
Amplify Lithium & Battery Technology ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							58.76%								0.24%				(2.41%)
Performance Inception Date		Jun. 04, 2018
Amplify Lithium & Battery Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							57.92%								(0.57%)				(3.03%)
Amplify Lithium & Battery Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							35.12%								(0.03%)				(1.93%)
Amplify Blockchain Technology ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							32.95%								15.07%					17.86%
Performance Inception Date		Jan. 16, 2018
Amplify Blockchain Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							32.73%								13.28%					16.50%
Amplify Blockchain Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							19.67%								11.18%					14.26%
Amplify Seymour Cannabis ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							18.63%								(27.54%)		(26.10%)
Performance Inception Date		Jul. 22, 2019
Amplify Seymour Cannabis ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							18.63%								(29.55%)		(27.74%)
Amplify Seymour Cannabis ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							11.03%								(17.70%)		(15.49%)
Amplify Cash Flow Dividend Leaders ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							15.20%				15.47%
Performance Inception Date		Sep. 12, 2023
Amplify Cash Flow Dividend Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							14.57%				14.82%
Amplify Cash Flow Dividend Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							9.33%				11.91%
Amplify CWP Enhanced Dividend Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							17.57%								12.07%							12.50%
Performance Inception Date		Dec. 13, 2016
Amplify CWP Enhanced Dividend Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							15.11%								10.63%							11.09%
Amplify CWP Enhanced Dividend Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							10.94%								9.10%							9.75%
Amplify Etho Climate Leadership U.S. ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							9.81%								5.25%											11.00%				11.32%
Performance Inception Date		Nov. 18, 2015
Amplify Etho Climate Leadership U.S. ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							9.59%								5.01%											10.74%				11.05%
Amplify Etho Climate Leadership U.S. ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							5.96%								4.06%											9.08%				9.36%
Amplify Video Game Leaders ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							38.16%								3.66%									15.23%
Performance Inception Date		Mar. 08, 2016
Amplify Video Game Leaders ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							37.99%								3.50%									14.95%
Amplify Video Game Leaders ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							22.71%								2.85%									12.84%
Amplify Cybersecurity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							8.00%								7.11%															12.44%		11.48%
Performance Inception Date		Nov. 11, 2014
Amplify Cybersecurity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							7.98%								7.06%															12.32%		11.38%
Amplify Cybersecurity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							4.75%								5.57%															10.38%		9.62%
Amplify COWS Covered Call ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]						5.75%			8.16%
Performance Inception Date	[1]	Sep. 19, 2023
Amplify COWS Covered Call ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]						5.23%			7.18%
Amplify COWS Covered Call ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]						3.48%			5.84%
Amplify Online Retail ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							15.13%								(8.20%)								12.02%
Performance Inception Date		Apr. 19, 2016
Amplify Online Retail ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							15.11%								(8.20%)								11.99%
Amplify Online Retail ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							8.98%								(5.97%)								10.04%
Amplify CWP International Enhanced Dividend Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							36.49%					20.78%
Performance Inception Date		Sep. 07, 2022
Amplify CWP International Enhanced Dividend Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							35.44%					19.86%
Amplify CWP International Enhanced Dividend Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							22.04%					16.37%
Amplify Digital Payments ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							(9.75%)								(4.49%)													7.55%		8.11%
Performance Inception Date		Jul. 15, 2015
Amplify Digital Payments ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							(9.93%)								(4.57%)													7.48%		8.03%
Amplify Digital Payments ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							(5.66%)								(3.35%)													6.15%		6.62%
Amplify BlackSwan ISWN ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							22.92%						(0.71%)
Performance Inception Date		Jan. 25, 2021
Amplify BlackSwan ISWN ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							21.42%						(1.67%)
Amplify BlackSwan ISWN ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							13.52%						(0.97%)
Amplify BlueStar Israel Technology ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							13.68%								(3.11%)												8.94%			9.51%
Performance Inception Date		Nov. 02, 2015
Amplify BlueStar Israel Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							13.49%								(3.12%)												8.88%			9.44%
Amplify BlueStar Israel Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							8.30%								(2.31%)												7.35%			7.84%
Amplify Alternative Harvest ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							12.68%								(26.79%)										(16.40%)					(16.09%)
Performance Inception Date		Dec. 03, 2015
Amplify Alternative Harvest ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							11.80%								(27.79%)										(18.00%)					(17.71%)
Amplify Alternative Harvest ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							7.52%								(16.88%)										(8.94%)					(8.82%)
Amplify CWP Growth & Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent					22.92%		20.25%
Performance Inception Date		Aug. 22, 2024
Amplify CWP Growth & Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent					21.84%		19.94%
Amplify CWP Growth & Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent					17.00%		11.99%
Amplify Junior Silver Miners ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							184.02%								13.41%															20.28%			3.86%
Performance Inception Date		Nov. 28, 2012
Amplify Junior Silver Miners ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							181.84%								12.64%															19.64%			3.36%
Amplify Junior Silver Miners ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							109.04%								10.29%															17.17%			2.76%
Amplify Small-Mid Cap Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent				0.21%			3.66%
Performance Inception Date		Oct. 22, 2024
Amplify Small-Mid Cap Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent				0.10%			3.56%
Amplify Small-Mid Cap Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent				0.16%			2.23%
Amplify Samsung SOFR ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							4.25%		4.78%
Performance Inception Date		Nov. 14, 2023
Amplify Samsung SOFR ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							2.52%		2.85%
Amplify Samsung SOFR ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							2.50%		2.83%
Amplify BlackSwan Growth & Treasury Core ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							13.73%								2.93%			6.85%
Performance Inception Date		Nov. 05, 2018
Amplify BlackSwan Growth & Treasury Core ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							12.35%								1.73%			5.64%
Amplify BlackSwan Growth & Treasury Core ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							8.08%								1.75%			4.88%
Amplify Weight Loss Drug & Treatment ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent						1.55%	13.26%
Performance Inception Date		May 21, 2024
Amplify Weight Loss Drug & Treatment ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent						1.12%	12.82%
Amplify Weight Loss Drug & Treatment ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent						1.13%	8.16%
Amplify TLT U.S. Treasury 12% Option Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.11%				5.46%
Performance Inception Date		Oct. 29, 2024
Amplify TLT U.S. Treasury 12% Option Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.25%)				3.41%
Amplify TLT U.S. Treasury 12% Option Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.14%)				3.21%
Amplify CEF High Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent							13.24%								5.03%															6.18%				5.81%
Performance Inception Date		Jun. 11, 2012
Amplify CEF High Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent							10.72%								2.13%															3.44%				3.27%
Amplify CEF High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent							7.91%								2.60%															3.60%				3.47%
AI Powered Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]						15.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent						18.57%	17.88%	[3],[4]			22.09%		14.02%	14.48%	14.42%	[3],[4]	15.54%	15.52%	14.66%		14.62%		14.91%	15.44%	14.68%	14.45%	14.29%	13.90%	[3],[4]	14.82%	[3],[4]	13.48%	14.90%	15.07%
Bloomberg AI Value Chain Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg AI Value Chain Total Return Index(2) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[5]						40.85%
Prime Travel Technology Index GTR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Prime Travel Technology Index GTR(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							(5.20%)							(3.26%)	(4.30%)
Prime Travel Technology Index NTR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Prime Travel Technology Index NTR(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							(5.30%)							(3.31%)	(4.35%)
EQM Lithium & Battery Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		EQM Lithium & Battery Technology Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]						59.61%								0.18%				7.19%
MSCI ACWI Metals and Mining Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Metals and Mining Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							72.86%								13.52%				12.39%
MSCI AC World Index Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index Net(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							22.34%								11.19%					10.26%
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 TR Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							17.88%								14.42%					13.87%
EQM Global Cannabis Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		EQM Global Cannabis Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							12.66%								(25.14%)		(28.15%)
Kelly US Cash Flow Dividend Leaders Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Kelly US Cash Flow Dividend Leaders Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							15.40%				15.67%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							8.91%								9.33%							7.22%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							12.97%								9.45%							10.23%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent					17.07%		17.88%	[1]		22.49% [1]					14.42%							14.88%
Etho Climate Leadership Index – US (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Etho Climate Leadership Index – US (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							9.40%								4.75%											10.47%				10.79%
VettaFi Video Game Leaders Index Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VettaFi Video Game Leaders Index Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7],[8]						40.24%
EEFund Video Game TechTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		EEFund Video Game TechTM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7]						39.81%								4.42%									15.83%
Nasdaq ISE Cyber Security Select Index/Prime Cyber Defense Index/Nasdaq ISE Cyber Security Select Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Nasdaq ISE Cyber Security Select Index/Prime Cyber Defense Index/Nasdaq ISE Cyber Security Select Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[9]						8.60%								7.72%															12.90%		12.01%
EQM Online Retail Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		EQM Online Retail Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							15.79%								(7.82%)								12.44%
MSCI AC World Index Ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI AC World Index Ex USA Net Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							32.39%					17.68%
S&P World Ex-U.S. Index (USD) TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P World Ex-U.S. Index (USD) TR (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							32.56%					19.39%
ISE Mobile PaymentsTM Index/Prime Mobile Payments Index/Nasdaq CTA Global Digital Payments Gross Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ISE Mobile PaymentsTM Index/Prime Mobile Payments Index/Nasdaq CTA Global Digital Payments Gross Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3],[4]						(9.26%)								(3.83%)													8.25%		8.80%
S-Network BlackSwan International Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S-Network BlackSwan International Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							25.92%						0.29%
MSCI EAFE Net Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Net Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							31.22%						8.64%
S&P Developed Ex-U.S. BMI (USD) TR Index (reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Developed Ex-U.S. BMI (USD) TR Index (reflects no deduction for fees, expenses or taxes
Average Annual Return, Percent							35.10%						8.74%
BlueStar Israel Global Technology Index™ (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		BlueStar Israel Global Technology Index™ (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							14.34%								(2.83%)												9.64%			10.20%
Solactive Latin America Real Estate Index/Prime Alternative Harvest Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Latin America Real Estate Index/Prime Alternative Harvest Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[10]						12.30%								(28.21%)										(17.41%)					(17.02%)
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent					22.74%		22.23%
ISE Junior Silver (Small Cap Miners/Explorers) Index/Prime Junior Silver Miners & Explorers Index/Nasdaq Junior Silver Miners™ Index(1),(2),(3) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ISE Junior Silver (Small Cap Miners/Explorers) Index/Prime Junior Silver Miners & Explorers Index/Nasdaq Junior Silver Miners™ Index(1),(2),(3)(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[11],[12],[13]						187.05%								14.77%															21.72%			5.00%
S&P 1000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 1000 Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent				5.94%			7.04%
ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US Dollar Overnight Deposit Bid Rate Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							4.39%		4.92%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							7.30%		6.43%
S-Network BlackSwan Core Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S-Network BlackSwan Core Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent							14.56%								3.69%			7.72%
VettaFi Weight Loss Drug & Treatment Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VettaFi Weight Loss Drug & Treatment Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent						2.26%	14.26%
Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.71%				6.37%
Bloomberg U.S. Long Treasury Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Long Treasury Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.95%				5.59%
Hybrid SWM/Nasdaq CEF High IncomeTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Hybrid SWM/Nasdaq CEF High IncomeTM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[14]						14.00%								5.59%															6.74%				6.13%
Nasdaq CEF High IncomeTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Nasdaq CEF High IncomeTM Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[15]						14.00%								5.59%															6.74%				5.62%

[1]	On January 28, 2025, the Fund changed its investment strategy. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 28, 2025 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.
[2]	On January 29, 2024, the Fund began tracking the Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current investment objective, would have generated.
[3]	On January 29, 2024, the Fund ceased following the Prime Mobile Payments Index and began following the Nasdaq CTA Global Digital Payments™ Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current index and investment objective, would have generated.
[4]	The table reflects performance of the ISE Mobile PaymentsTM Index through August 1, 2017 and the Prime Mobile Payments Index thereafter.
[5]	Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some or the entire periods. The Fund began to seek the returns of the Bloomberg AI Value Chain Total Return Index on October 21, 2024.
[6]	On October 14, 2020, the Fund ceased being an actively-managed fund and began following the EQM Lithium & Battery Technology Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to October 14, 2020 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.
[7]	On January 28, 2025, the Fund ceased tracking the EEFund Video Game TechTM Index and began tracking the VettaFi Video Game Leaders Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 28, 2025 are not necessarily indicative of the performance that the Fund, based on its current index and investment objective, would have generated.
[8]	Performance data is not available for all the periods shown in the table for the Index because performance data does not exist for some or the entire periods. The Fund began to seek the returns of the VettaFi Video Game Leaders Index on January 28, 2025.
[9]	On January 29, 2024, the Fund ceased following the Prime Cyber Defense Index and began following the Nasdaq ISE Cyber Security Select Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current index and investment objective, would have generated.
[10]	The table reflects performance of the Solactive Latin America Real Estate Index through December 26, 2017 and the Prime Alternative Harvest Index thereafter.
[11]	On January 29, 2024, the Fund ceased following the Prime Junior Silver Miners & Explorers Index and began following the Nasdaq Junior Silver Miners™ Index (formerly known as the Nasdaq Metals Focus Silver Miners Index). Therefore, the Fund’s performance and historical returns shown for the periods prior to January 29, 2024 are not necessarily indicative of the performance that the Predecessor Fund, based on its current index and investment objective, would have generated.
[12]	On May 2, 2024, the Index Provider announced a change in the name of the Index from “Nasdaq Metals Focus Silver Miners Index” to “Nasdaq Junior Silver Miners™ Index.”
[13]	The table reflects performance of the ISE Junior Silver (Small Cap Miners/Explorers)TM Index through August 1, 2017 and the Prime Junior Silver Miners & Explorers Index thereafter.
[14]	Reflects performance of the SWM Index through June 20, 2013 and the ISE High IncomeTM Index hereafter.
[15]	Effective September 2, 2025, the name of the Fund’s Index changed from the “ISE High Income™ Index” to the “Nasdaq CEF High Income™ Index.